CONCENTRATIONS	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
19.          CONCENTRATIONS

Major vendors

There was one vendor from which the Company purchased more than 10% of its raw materials for the year ended December 31, 2012, that accounting for about 11%, of its raw material purchases.

There were two vendors from which the Company purchased more than 10% of its raw materials for the year ended December 31, 2011, with each vendor accounting for about 14% and 11%, respectively, of its raw material purchases.

There were two vendors from which the Company purchased more than 10% of its raw materials for the year ended December 31, 2010, with each vendor accounting for about 12% and 11%, respectively, of its raw material purchases.

Major customers

There were three customers accounting for over 10% of the total sales for the year ended December 31, 2012, with each customer accounting for about 24%, 21% and 14%, respectively, of total sales over this period.

There were three customers accounting for over 10% of the total sales for the year ended December 31, 2011, with each customer accounting for about 31%, 26% and 15%, respectively, of total sales over this period.

There were three customers accounting for over 10% of the total sales for the year ended December 31, 2010, with each customer accounting for about 37%, 20% and 19% respectively, of total sales over this period.

Sales by Geographic Region

For the year ended December 31, 2012, 74% of sales were to customers located in China.  For the year ended December 31, 2011, 74% of sales were to customers located in China.